Geographic Information - Schedule of Property and Equipment, Net by Geographic Region (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 11,274	$ 11,318	$ 12,419
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net		10,602	12,108
International
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net		$ 716	$ 311